ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2017	December 31, 2016
Balance, beginning of year	$181,700	$206,359
Change in estimates	13,064	5,496
Property acquisition and development activity	1,322	3,003
Divestments	(72,306)	(35,635)
Settlements	(12,907)	(8,390)
Accretion expense	6,863	10,867
Balance, end of year	$117,736	$181,700